COMMITMENTS AND CONTINGENCIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of commitments and contingencies [line items]
Provisions	$ 14,897,667	$ 5,267,946
Legal issues
Disclosure of commitments and contingencies [line items]
Provisions	2,265,015	613,965
Labor lawsuits
Disclosure of commitments and contingencies [line items]
Provisions	203,105	1,808,248
Tax
Disclosure of commitments and contingencies [line items]
Provisions	4,193,611	566,233
Unused Balances of Credit Cards
Disclosure of commitments and contingencies [line items]
Provisions	1,456,978	1,387,991
Charges to be paid to National Social Security Administration
Disclosure of commitments and contingencies [line items]
Provisions		422,505
Judicial Deposits
Disclosure of commitments and contingencies [line items]
Provisions	217,559	147,756
Eventual commitments
Disclosure of commitments and contingencies [line items]
Provisions	411,663	271,445
Reorganization expenses
Disclosure of commitments and contingencies [line items]
Provisions	6,000,000
Others.
Disclosure of commitments and contingencies [line items]
Provisions	$ 149,736	$ 49,803